UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value
New York - 138.8%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/25 (a)	$345	$275,006
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35 (a)	220	171,897
	Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village
	Project), 6%, 1/20/44 (b)	1,705	1,803,055
	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar
	College Project), 5.35%, 8/01/11 (c)	4,000	4,366,720
	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Bard College), Series A-2, 4.50%, 8/01/36	755	695,030
	Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding
	Bonds (International Paper Company), AMT, Series A,
	5.50%, 10/01/26	625	559,775
	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(United Memorial Medical Center Project), 5%, 12/01/27	250	215,308
	Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds (Hobart
	and William Smith Project), Series A, 5.375%, 2/01/33	3,250	3,350,425
	Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer
	College Foundation Inc.), 6.25%, 8/01/34	385	388,165
	Long Island Power Authority, New York, Electric System Revenue Bonds,
	5.04%, 6/01/28 (d)(e)	3,515	1,291,165
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II
	LLC - Student Housing), Series A, 5%, 6/01/33 (f)	100	99,431
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Refunding Bonds, Series A, 5%, 11/15/30	5,000	5,081,700
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.25%, 11/15/31 (g)	1,250	1,263,313
	Metropolitan Transportation Authority, New York, Service Contract
	Revenue Refunding Bonds, Series A, 5.125%, 1/01/29	5,000	5,089,100
	Metropolitan Transportation Authority, New York, Transportation Revenue
	Refunding Bonds, Series F, 5%, 11/15/35	1,000	1,006,160
	New York City, New York, City Housing Development Corporation, M/F
	Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	1,420	1,322,687
Portfolio Abbreviations
To simplify the listings of BlackRock New York Municipal Income Trust II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes
TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor
House Inc. Project), Series A, 4.95%, 11/20/32 (b)	$980	$969,014
New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor
House Inc. Project), Series A, 5.875%, 5/20/44 (b)	975	1,039,409
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/39 (h)	500	502,405
New York City, New York, City IDA, PILOT Revenue Bonds (Queens
Baseball Stadium Project), 5%, 1/01/46 (h)	2,050	2,046,454
New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp
Project), 5%, 9/01/35	1,000	857,470
New York City, New York, City IDA, Special Facility Revenue Bonds
(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
8/01/25	1,600	1,503,200
New York City, New York, City IDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	1,500	1,418,370
New York City, New York, City Municipal Water Finance Authority, Second
General Resolution, Water and Sewer System Revenue Bonds, Series AA,
4.50%, 6/15/37 (i)	850	820,582
New York City, New York, City Municipal Water Finance Authority, Water
and Sewer System, Revenue Refunding Bonds, Series A,
5.125%, 6/15/34	5,000	5,088,350
New York City, New York, City Transit Authority, Metropolitan
Transportation Authority, Triborough COP, Series A, 5.25%,
1/01/10 (c)(h)	5,000	5,284,650
New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Bonds, Series S-2, 4.50%, 1/15/31 (g)	2,500	2,417,150
New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Bonds, Series S-2, 4.25%, 1/15/34 (g)	250	230,948
New York City, New York, City Transitional Finance Authority, Future Tax
Secured, Revenue Refunding Bonds, Series B, 5%, 11/01/27	5,000	5,118,850
New York City, New York, GO, Series B, 5.75%, 12/01/11 (c)	3,000	3,306,600
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
Francais de New York Project), Series A, 5.375%, 6/01/23 (j)	1,500	1,428,045
New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
(Polytechnic University), 5.25%, 11/01/37 (j)	460	420,247
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (h)	3,000	3,022,200
New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through
Bonds, 6%, 6/01/43	2,535	2,555,635
New York Liberty Development Corporation Revenue Bonds (National
Sports Museum Project), Series A, 6.125%, 2/15/19	675	677,140
New York State Dormitory Authority, Mortgage Hospital Revenue Bonds
(Saint Barnabas Hospital), Series A, 5%, 2/01/31 (h)(k)	1,500	1,506,615
New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (Manhattan College), Series B, 5.30%, 7/01/37 (l)	250	254,498

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (New York Hospital Medical Center of Queens), 4.75%,
	2/15/37 (k)	$315	$311,570
	New York State Dormitory Authority, Non-State Supported Debt Revenue
	Bonds (New York University Hospitals Center), Series B,
	5.625%, 7/01/37	530	508,185
	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai School of Medicine of New York University),
	5%, 7/01/35 (i)	500	506,905
	New York State Dormitory Authority Revenue Bonds (Brooklyn Law
	School), Series B, 5.125%, 7/01/30 (m)	2,500	2,513,200
	New York State Dormitory Authority Revenue Bonds (New School
	University), 5%, 7/01/31 (i)	1,425	1,433,436
	New York State Dormitory Authority, Revenue Refunding Bonds (Kateri
	Residence), 5%, 7/01/22	2,000	2,067,880
	New York State Energy Research and Development Authority, Facilities
	Revenue Bonds (Consolidated Edison Company of New York, Inc. Project),
	AMT, 4.70%, 6/01/36	5,500	5,503,795
	New York State Energy Research and Development Authority, Gas
	Facilities Revenue Refunding Bonds (Brooklyn Union Gas
	Company/Keyspan), AMT, Series A, 4.70%, 2/01/24 (g)	1,500	1,400,055
	New York State Urban Development Corporation, Personal Income Tax
	Revenue Bonds, Series B, 5%, 3/15/35	2,000	2,048,420
	Port Authority of New York and New Jersey, Special Obligation Revenue
	Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%,
	12/01/15	3,500	3,549,350
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The
	Saratoga Hospital Project), Series B, 5.25%, 12/01/32	350	336,480
	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue
	Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	450	411,750
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%,
	6/01/27	2,500	2,438,400
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (c)	8,000	8,866,320
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 1/01/32	150	152,106
			99,494,621
Guam - 0.5%	Guam Economic Development and Commerce Authority, Tobacco
	Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	375	360,431
Puerto Rico - 8.9%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
	Refunding Bonds, 5.625%, 5/15/43	500	480,445
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.375%,
	7/01/12 (c)	2,000	2,151,020
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/39 (g)	2,900	2,897,651

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series VV, 5.25%, 7/01/29 (i)	$500	$530,985
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
	Bonds, Series A, 5.14%, 8/01/54 (e)(h)	5,000	356,250
			6,416,351
	Total Municipal Bonds
	(Cost - $104,706,242) - 148.2%		106,271,403
	Corporate Bonds
Multi-State - 5.9%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (n)	500	525,665
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (n)	1,500	1,578,600
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (n)(o)	1,000	1,059,170
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (n)(o)	1,000	1,069,310
	Total Corporate Bonds
	(Cost - $4,000,000) - 5.9%		4,232,745
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 1.17% (p)(q)	4,332,243	4,332,243
	Total Short-Term Securities
	(Cost - $4,332,243) - 6.1%		4,332,243
	Total Investments (Cost - $113,038,485*) - 160.2%		114,836,391
	Other Assets Less Liabilities - 2.1%		1,531,529
	Preferred Shares, at Redemption Value - (62.3%)		(44,662,522)
	Net Assets Applicable to Common Shares - 100.0%		$71,705,398

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$113,038,788)
	Gross unrealized appreciation	$3,332,230
	Gross unrealized depreciation	(1,534,627)
	Net unrealized appreciation	$1,797,603
(a)	Illiquid security.
(b)	GNMA Collateralized.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	FSA Insured.
(e)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)	CIFG Insured.
(g)	FGIC Insured.
(h)	AMBAC Insured.
(i)	MBIA Insured.
(j)	ACA Insured.
(k)	FHA Insured.
(l)	Radian Insured.
(m)	XL Capital Insured.

BlackRock New York Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)
(n)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered illiquid.
(o)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net	Interest
	Affiliate	Activity	Income
	CMA New York Municipal Money Fund	3,421,368	$ 29,136
(q)	Represents the current yield as of report date.
•	Forward interest rate swaps outstanding as of May 31, 2008 were as follows:
Notional
		Amount	Unrealized
		(000)	Appreciation
Pay a fixed rate of 3.798% and receive a floating rate
based on 1-week Securities Industry and Financial
Markets Association (SIFMA) Municipal Swap Index rate

Broker, Citibank NA
	Expires June 2033	$ 6,000	$ 45,888

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 18, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 18, 2008